Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument, Fair Value Disclosure [Abstract]
Assets (liabilities), net, Beginning Balances	$ 149,244
Change in derivative instruments designated as cash flow hedges	(13,584)	$ 59,380
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(16,394)	$ 3,291
Assets (liabilities), net Ending Balances	$ 119,266